Acquisitions (Narrative) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2021 CNY (¥) shares	Sep. 30, 2020 CNY (¥) shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Additional paid-in capital			¥ 36,623,161	$ 5,309,859	¥ 35,929,961
Chaodian [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired							63.60%
Consideration transferred		¥ 744,600
Cash consideration		250,500
Additional paid-in capital		¥ 193,300
Percentage of equity interest owned after transactions		100.00%
Chaodian [Member] | Class Z ordinary shares [Member]
Business Acquisition [Line Items]
Share consideration | shares		1,731,100
Anime Business [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired						8.10%
Consideration transferred	¥ 612,300
Cash consideration	¥ 369,100		¥ 369,124
Percentage of equity interest owned after transactions	100.00%
Anime Business [Member] | Class Z ordinary shares [Member]
Business Acquisition [Line Items]
Share consideration | shares	400,000